Employees' Profit Sharing Plan (Details) - Deferred profit sharing plan - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 3,850,000	$ 3,750,000	$ 3,650,000